Income Taxes - Summary of Valuation Allowance (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Valuation allowance:
Balance at beginning of fiscal year	$ 5,185,404	$ 6,057,516	$ 4,553,687
Additions (reversals)	414,756	(993,431)	1,416,168
Exchange realignment	157,824	121,319	87,661
Balance at end of fiscal year	$ 5,757,984	$ 5,185,404	$ 6,057,516